UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                 811-3850

Exact name of registrant as specified in charter:   Delaware Group Tax Free Fund

Address of principal executive offices:             2005 Market Street
                                                    Philadelphia, PA 19103

Name and address of agent for service:              David F. Connor, Esq.
                                                    2005 Market Street
                                                    Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 523-1918

Date of fiscal year end:                            August 31

Date of reporting period:                           May 31, 2006

Item 1. Schedule of Investments (Unaudited)


Schedule of Investments (Unaudited)


Delaware Tax-Free USA Intermediate Fund
_______________________________________


May 31, 2006


                                                                                                     Principal            Market
                                                                                                     Amount               Value
Municipal Bonds - 95.23%

Corporate-Backed Revenue Bonds - 7.26%
Alliance Airport Authority, Texas Special Facilities Revenue (Federal Express Corp.
     Project) 4.85% 4/1/21 (AMT)                                                                      $2,000,000          $1,980,900
Brazos, Texas River Authority Pollution Control Revenue (Texas Utilities) 5.40% 5/1/29 (AMT)           1,000,000           1,028,950
Cartersville, Georgia Development Authority Waste & Wastewater Facilities Revenue
     (Anheuser Busch Project) 5.10% 2/1/12 (AMT)                                                         450,000             471,830
Connecticut State Development Authority Pollution Control Revenue
     (Connecticut Light & Power) 3.35% 5/1/31                                                          1,300,000           1,272,102
     ~ Series A 5.85% 9/1/28 (AMBAC) (AMT)                                                             1,145,000           1,204,219
~ Farmington, New Mexico Pollution Control Revenue (El Paso Electric Co. Project) Series A
     4.00% 6/1/32 (FGIC)                                                                               1,000,000             990,790
~ Forsyth, Montana Pollution Control Revenue (Portland General Project) Series A 5.20% 5/1/33          1,005,000           1,035,150
Indianapolis, Indiana Airport Authority Revenue (Federal Express Corp. Project) 5.10%
     1/15/17 (AMT)                                                                                       750,000             773,745
Michigan State Strategic Funding Limited Obligation Revenue (Detroit Edison Co.
     Project) Series A 5.50% 6/1/30) (XLCA) (AMT)                                                      1,000,000           1,054,920
Ohio State Air Quality Development Authority Revenue Environmental Improvement
     (USX Project) 5.00% 11/1/15                                                                       1,000,000           1,047,370
Prattville, Alabama Industrial Development Board Environmental Improvement Revenue
     (International Paper Co. Project) Series A 6.70% 3/1/24 (AMT)                                     1,000,000           1,074,020
~ Sabine, Texas River Authority Pollution Control Revenue (TXU Electric Co. Project)
     Series A 5.50% 5/1/22                                                                             1,000,000           1,059,130
South Carolina Jobs Economic Development Authority Industrial Revenue (South
     Carolina Electric & Gas Co. Project) Series B 5.45% 11/1/32 (AMBAC) (AMT)                           500,000             521,840
Sugar Creek, Missouri Industrial Development Revenue (Lafarge North America Project)
     Series A 5.65% 6/1/37 (AMT)                                                                         500,000             516,885
Toledo, Lucas County, Ohio Port Authority Development Revenue (Northwest Ohio
     Bond Fund - Alex Products, Inc.) Series B 6.125% 11/15/09 (AMT)                                     755,000             786,853
                                                                                                                             _______

                                                                                                                          14,818,704
                                                                                                                          __________

Education Revenue Bonds - 7.45%
Chattanooga, Tennessee Health Educational & Housing Facilities Board Revenue (CDFI
     Phase I, LLC Project) Series B 5.50% 10/1/20                                                      1,280,000           1,280,524
Fulton County, Georgia Development Authority Revenue (Molecular Science Building
     Project) 5.25% 5/1/21 (MBIA)                                                                      1,000,000           1,070,060
Illinois Educational Facilities Authority Student Housing Revenue (Educational
     Advancement Fund - University Center Project) 6.00% 5/1/22                                          750,000             806,925
Illinois Financial Authority Revenue Series A 5.00% 4/1/36                                               825,000             829,719
Massachusetts State Health & Educational Facilities Authority Revenue (Nichols
     College Project) Series C 6.125% 10/1/29                                                          1,000,000           1,052,450
Michigan Higher Education Facilities Authority Revenue (Kalamazoo College Project)
     5.50% 12/1/19                                                                                       500,000             528,485
New Jersey State Educational Facilities Authority Revenue (Georgian Court College
     Project) Series C 6.50% 7/1/33                                                                      500,000             551,925
New York State Dormitory Authority Revenue
     (Brooklyn Law School) Series A 5.50% 7/1/18 (RADIAN)                                              1,000,000           1,067,850
     (Fashion Institute Student Housing Corp.) 5.00% 7/1/13 (FGIC)                                     1,000,000           1,066,520
     (Long Island University) Series B 5.50% 9/1/20 (RADIAN)                                           1,000,000           1,065,020
Ohio State Higher Educational Facility Revenue
     (John Carroll University) 5.50% 11/15/18                                                            335,000             360,648
      ~ (Kenyon College Project) 4.70% 7/1/37                                                          1,000,000           1,024,240
Ohio State University General Receipts Series B 5.25% 6/1/21                                           1,000,000           1,064,980
Pennsylvania State Higher Educational Facilities Authority College & University
     Revenue (Geneva College Project) 6.125% 4/1/22                                                    1,000,000           1,066,900
University of California Revenue Series A 5.125% 5/15/20 (AMBAC)                                         250,000             264,313
University of Oklahoma Research Facilities 5.00% 3/1/23 (AMBAC)                                        1,065,000           1,104,096
University of Puerto Rico Revenue Series M 5.50% 6/1/15 (MBIA)                                         1,000,000           1,008,900
                                                                                                                           _________


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

                                                                                                                          15,213,555
                                                                                                                          __________

Electric Revenue Bonds - 5.06%
Lower Colorado River Authority Texas Revenue Refunding Series A 5.875% 5/15/17 (AMBAC)                 3,000,000           3,198,210
Metropolitan Government Nashville & Davidson County, Tennessee Electric Revenue
     Series B 5.50% 5/15/14                                                                            1,000,000           1,098,470
Oliver County, North Dakota Pollution Control Revenue (Square Butte Electric Coop)
     Series A 5.30% 1/1/27 (AMBAC)                                                                     1,500,000           1,567,185
Orlando, Florida Utilities Commission Water & Electric Revenue 5.25% 10/1/20                           1,500,000           1,600,050
Puerto Rico Electric Power Authority Power Revenue Series OO 5.00% 7/1/13 (CIFG)                       1,000,000           1,062,070
South Carolina State Public Service Authority Revenue Refunding Series A 5.125%
     1/1/21 (FSA)                                                                                      1,000,000           1,053,250
Texas Municipal Power Agency Revenue 4.00% 9/1/11 (AMBAC)                                                750,000             751,478
                                                                                                                             _______

                                                                                                                          10,330,713
                                                                                                                          __________

Escrowed to Maturity Bonds - 0.15%
Metropolitan Pier & Exposition Authority Illinois Hospitality Facilities (McCormick Place
     Convention Center) 5.75% 7/1/06                                                                     110,000             110,209
Southcentral, Pennsylvania General Authority Revenue Refunding (Wellspan Health
     Obligated Project) 5.625% 5/15/26                                                                   180,000             194,726
                                                                                                                             _______

                                                                                                                             304,935
                                                                                                                             _______
Health Care Revenue Bonds - 13.75%
Apple Valley, Minnesota Economic Development Authority Health Care Revenue
     (Evercare Senior Living LLC Project) Series A 6.00% 12/1/25                                       1,000,000           1,002,810
California Health Facilities Financing Authority Revenue Insured (California-Nevada-
     Methodist) 5.00% 7/1/26                                                                           1,745,000           1,776,759
California Statewide Communities Development Authority Revenue (Kaiser
     Permenante) 5.25% 3/1/45                                                                          3,000,000           3,081,570
Chatham County, Georgia Hospital Authority Revenue (Memorial Health Medical
     Center) Series A 6.125% 1/1/24                                                                    1,000,000           1,078,910
Cleveland-Cuyahoga County, Ohio Port Authority Revenue (Saint Clarence-Geac)
     Series A 6.125% 5/1/26                                                                              715,000             716,509
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health System) Series A 6.00% 1/1/21                   1,000,000           1,108,930
Duluth, Minnesota Economic Development Authority Health Care Facilities Revenue
     (Benedictine Health System St. Mary's Hospital) 5.50% 2/15/23                                     1,000,000           1,042,210
Florence County, South Carolina Hospital Revenue (McLeod Regional Medical Center
     Project) Series A 5.25% 11/1/27 (FSA)                                                             1,000,000           1,056,330
~ Highlands County, Florida Health Facilities Authority Revenue (Adventist Health) Series I
     5.00% 11/15/29                                                                                    2,000,000           2,062,460
Illinois Financial Authority Revenue (Luther Oaks Project) Series A 6.00% 8/15/26                        850,000             878,747
Indiana Health Facility Financing Authority Hospital Revenue (Deaconess Hospital
     Obligation) Series A 5.375% 3/1/29 (AMBAC)                                                          700,000             739,179
Lancaster County, Pennsylvania Hospital Authority Revenue (Lancaster General
     Hospital Project) 5.75% 3/15/21                                                                   1,000,000           1,062,890
Maple Grove, Minnesota Health Care Facilities Revenue (North Memorial Health Care)
     5.00% 9/1/29                                                                                      1,000,000           1,015,320
Maryland State Health & Higher Education Facilities Authority Revenue (Union Hospital
     of Cecil County) 5.625% 7/1/32                                                                      500,000             524,070
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit) Series C
     5.375% 12/1/23                                                                                      500,000             521,445
Minneapolis, Minnesota Health Care System Revenue (Allina Health Systems) Series A 5.75%
     11/15/32                                                                                            500,000             528,785
Multnomah County, Oregon Hospital Facilities Authority Revenue (Providence Health
     System) 5.25% 10/1/22                                                                             1,000,000           1,056,560
New Hampshire Health & Education Facilities Authority Revenue (Elliot Hospital) Series B
     5.60% 10/1/22                                                                                     1,000,000           1,053,190
North Carolina Medical Care Commission Health Care Facilities Revenue (Pennybryn at
     Mayfield Project) Series A 6.125% 10/1/35                                                         1,700,000           1,750,949
North Texas Health Facilities Development Corporation Hospital Revenue (United
     Regional Health Care System, Inc. Project) 6.00% 9/1/23                                           1,000,000           1,068,120
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue
     (Trezvan Manor Project) Series A 5.75% 9/1/37                                                     1,000,000             993,580
St. Mary Hospital Authority Pennsylvania Health System Revenue (Catholic Health
     East) Series A 5.25% 11/15/16                                                                     1,200,000           1,257,528
St. Paul, Minnesota Housing & Redevelopment Authority Hospital Revenue (Health East
     Project) 6.00% 11/15/25                                                                           1,000,000           1,078,970
Terrebonne Parish, Louisiana Hospital Service District #1 Hospital Revenue (Terrebonne
     General Medical Center Project) 5.50% 4/1/33 (AMBAC)                                              1,500,000           1,609,530
                                                                                                                           _________

                                                                                                                          28,065,351
                                                                                                                          __________



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

Lease Revenue Bonds - 6.49%
Albany, New York Industrial Development Agency Civic Facility Revenue (Charitable
     Leadership Project) Series A 5.75% 7/1/26                                                           500,000             515,050
California State Public Works Board Lease Revenue (Department of General Services
     Butterfield Street) Series A 5.25% 6/1/25                                                         1,000,000           1,051,600
Golden State, California Tobacco Securitization Corporation Settlement Revenue
     Series A 5.00% 6/1/18                                                                             2,000,000           2,031,340
     Series A 5.00% 6/1/21 (AMBAC)                                                                     1,000,000           1,029,740
Michigan State Building Authority Revenue Series I 5.50% 10/15/18                                      2,175,000           2,333,275
Missouri State Development Finance Board Infrastructure Facilities Revenue
     (Crackerneck Creek Project) Series C 5.00% 3/1/28                                                 1,600,000           1,618,720
New York State Municipal Bond Bank Agency Special School Purpose Revenue Series C
     5.25% 6/1/22                                                                                      1,000,000           1,056,840
~ Puerto Rico Public Buildings Authority Revenue (Government Facilities) Series J 5.00% 7/1/28         1,000,000           1,032,490
~ Puerto Rico Public Finance Corporate Series A 5.25% 8/1/29 (MBIA)                                      620,000             661,019
                                                                                                                             _______

                                                                                                                          11,330,074
                                                                                                                          __________

Local General Obligation Bonds - 13.22%
Baywinds Community Development District Florida Special Assessment Series B
     4.90% 5/1/12                                                                                      1,000,000           1,005,930
Belton, Missouri School District #124 Series B 5.25% 3/1/23                                            1,000,000           1,069,730
Boerne, Texas Independent School District Building
     5.25% 2/1/26                                                                                      4,495,000           4,718,176
     5.25% 2/1/29 (PSF)                                                                                1,500,000           1,572,705
Cleveland, Ohio 5.25% 12/1/23 (AMBAC)                                                                  1,185,000           1,271,244
East Homestead Community Development District Florida Special Assessment
     Revenue Series B 5.00% 5/1/11                                                                       500,000             502,465
Florida State Board Education Capital Outlay Public Education Series D 5.75% 6/1/22                    2,000,000           2,150,800
Lansing, Michigan Community College (College Building and Site) 5.00% 5/1/21 (MBIA)                    1,325,000           1,374,714
Licking County, Ohio Joint Vocational School District School Facilities Construction and
     Improvement 5.00% 12/1/19 (MBIA)                                                                  1,000,000           1,047,470
Lunenburg County, Virginia Series B 5.25% 2/1/29 (MBIA)                                                  715,000             760,074
Middlesex County, New Jersey Improvement Authority Revenue (County Guaranteed
     Open Space Trust) 5.25% 9/15/20                                                                   1,000,000           1,072,090
Modesto, California Special Tax Community Facilities District #04-1 Villages 2 5.15%
     9/1/36                                                                                            1,500,000           1,495,080
New York City, New York
     Series G 5.25% 8/1/15                                                                             1,000,000           1,065,860
     Series I 5.00% 8/1/21                                                                             1,000,000           1,031,380
     Series J 5.50% 6/1/23                                                                               990,000           1,057,766
Paseo, Florida Community Development District Capital Improvement Revenue Series B
     4.875% 5/1/10                                                                                     1,000,000           1,004,560
Powell, Ohio 5.50% 12/1/25 (FGIC)                                                                      1,500,000           1,614,510
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue
     Refunding & Improvement (Francis Place Redevelopment Project) 5.625% 11/1/25                      1,200,000           1,205,928
St. Joseph, Missouri Industrial Development Authority Tax Increment Revenue
     (Shoppes at North Village Project)
     Series A 5.10% 11/1/19                                                                              500,000             487,790
     Series B 5.375% 11/1/23                                                                           1,000,000             987,710
Texas Water Development Board Revenue (State Revolving Federal-Senior Lien) Series
     B 5.25% 7/15/17                                                                                     500,000             504,225
                                                                                                                             _______

                                                                                                                          27,000,207
                                                                                                                          __________

$ Pre-Refunded Bonds - 7.02%
Anderson, Indiana Independent School Building First Mortgage 5.50% 7/15/25-14 (FSA)                    1,000,000           1,103,320
Arizona State Transportation Board Highway Revenue 6.25% 7/1/16-09                                     1,850,000           1,987,048
Cook County, Illinois Series A 5.375% 11/15/21-11 (FGIC)                                               2,160,000           2,317,356
Forest Grove, Oregon Revenue Campus (Pacific University) 6.30% 5/1/25-10 (RADIAN)                      1,000,000           1,093,270
Golden State, California Tobacco Securitization Corporation Settlement Revenue Series B 5.75%
     6/1/23-08                                                                                         1,000,000           1,041,230
New York City, New York Series J 5.50% 6/1/23-13                                                          10,000              10,964
Oro Valley, Arizona Common Trust Funds Partnership Certificates of Participation
     5.75% 7/1/17-06 (MBIA)                                                                            1,000,000           1,011,860
Pennsylvania State Higher Educational Facilities Authority College & University
     Revenue (Ursinus College Project) 5.90% 1/1/27-07                                                 1,000,000           1,032,820
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
     Series D 5.75% 7/1/41-12                                                                          1,500,000           1,654,485
     Series J 5.50% 7/1/21-14                                                                          1,000,000           1,098,710
Southcentral, Pennsylvania General Authority Revenue (Welllspan Health Obligated




     Project) 5.625% 5/15/26-11                                                                           820,000            893,808
Virginia State Resource Authority Clean Water Revenue (State Revolving Fund) 6.00%
     10/1/16-10                                                                                         1,000,000          1,091,880
                                                                                                                           _________

                                                                                                                          14,336,751
                                                                                                                          __________
Resource Recovery Bonds - 0.73%
Pennsylvania Economic Development Financing Authority Resource Recovery
     Revenue (Subordinate Colver Project) Series G 5.125% 12/1/15 (AMT)                                 1,500,000          1,486,560
                                                                                                                           _________

                                                                                                                           1,486,560
                                                                                                                           _________
Special Tax Bonds - 10.00%
Baltimore, Maryland Convention Center Hotel Revenue Subordinated Series B 5.00% 9/1/16                  1,200,000          1,202,388
Casa Grande, Arizona Excise Tax Revenue 5.00% 4/1/22 (AMBAC)                                            1,600,000          1,667,776
Hampton, Virginia Convention Center Revenue 5.25% 1/15/23 (AMBAC)                                       1,000,000          1,056,260
Metropolitan Pier and Exposition Authority Illinois (McCormick Place
     Expansion Project) Series D 5.50% 12/15/24 (FGIC)                                                  2,000,000          2,117,460
Middlesex County, New Jersey Improvement Authority Senior Revenue (Heldrich
     Center Hotel/Conference Project) Series A 5.00% 1/1/32                                             1,000,000            976,680
New Jersey Economic Development Authority (Cigarette Tax)
     5.50% 6/15/31                                                                                      1,000,000          1,039,110
     5.625% 6/15/18                                                                                     2,500,000          2,605,300
~ New York City, New York Transitional Finance Authority Revenue Refunding - Future
     Tax Secured Series A 5.50% 11/1/26                                                                 1,000,000          1,076,550
New York State Dormitory Authority State Personal Income Tax Revenue Education
     5.00% 3/15/31                                                                                      1,830,000          1,892,147
New York State Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)                              1,000,000          1,065,790
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series K 5.00% 7/1/30               1,000,000          1,002,850
Westminster, Colorado Sales & Use Tax Revenue (Sales Tax Revenue Project) Series A
     5.60% 12/1/16                                                                                      1,500,000          1,566,750
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation
     Revenue Refunding-Sales Tax- 2nd Lien-Area B 5.00% 12/1/20                                         1,500,000          1,538,205
Wyoming State Loan & Investment Board Facilities Revenue 5.00% 10/1/24                                  1,550,000          1,609,272
                                                                                                                           _________

                                                                                                                          20,416,538
                                                                                                                          __________
State General Obligation Bonds - 16.18%
California State
     5.00% 2/1/26 (AMBAC)                                                                               1,500,000          1,543,170
     5.00% 2/1/33                                                                                       1,850,000          1,879,378
     5.25% 11/1/17                                                                                      1,000,000          1,063,340
     5.25% 2/1/30 (MBIA)                                                                                1,500,000          1,578,840
California State Economic Recovery Series A 5.25% 7/1/14                                                1,000,000          1,086,650
Florida State Board Education Capital Outlay (Public Education) Series B
     5.00% 6/1/10                                                                                         750,000            785,520
     5.00% 1/1/09                                                                                       2,500,000          2,582,100
Georgia State Series D 5.00% 7/1/11                                                                     6,865,000          7,283,078
Maryland State & Local Facilities Land Capital Improvement Series A
     5.00% 3/1/12                                                                                       2,000,000          2,131,100
     5.25% 3/1/13                                                                                       2,500,000          2,714,675
Minnesota State Refunding Various Purposes 5.00% 6/1/13                                                 1,000,000          1,024,260
Puerto Rico Commonwealth Public Improvement Series A 5.25% 7/1/23                                       1,125,000          1,165,399
~ Puerto Rico Commonwealth Series A 5.00% 7/1/30                                                        1,000,000          1,032,490
Puerto Rico Public Buildings Authority Revenue Government Facility Series I 5.50% 7/1/23                2,000,000          2,118,900
~ Puerto Rico Public Finance Corporation Commonwealth Appropriation Series A
     (LOC Puerto Rico Government Bank) 5.75% 8/1/27 (AMBAC)                                             1,000,000          1,066,730
Texas State Water Financial Assistance Series B 5.50% 8/1/35                                            3,800,000          3,967,732
                                                                                                                           _________

                                                                                                                          33,023,362
                                                                                                                          __________
Transportation Revenue Bonds - 5.60%
Bay Area, California Toll Authority Revenue Series K 5.00% 4/1/31                                         740,000            765,227
Capital Trust Agency Florida Revenue (Fort Lauderdale/Cargo Acquisition Project) 5.75%
     1/1/32 (AMT)                                                                                       1,750,000          1,814,645
Chicago, Illinois O'Hare International Airport Revenue General-Airport-Third Lien
     Series A-2 5.75% 1/1/20 (FSA) (AMT)                                                                1,000,000          1,083,860
Dallas-Fort Worth, Texas International Airport Revenue Series A 5.00% 11/1/15
     (XLCA)(AMT)                                                                                        2,000,000          2,058,699
Metropolitan, New York Transportation Authority Revenue Refunding
     Series A 5.00% 11/15/30 (FSA)                                                                      1,000,000          1,025,470
Metropolitan, Washington D.C. Airport Authority Systems Series A 5.50% 10/1/19
     (FGIC) (AMT)                                                                                       1,000,000          1,064,060
North Texas Tollway Authority Dallas North Tollway System Revenue Series A
     5.00% 1/1/20 (FGIC)                                                                                1,750,000          1,777,738
Pennsylvania State Turnpike Commission Revenue Series A 5.25% 12/1/20 (AMBAC)                           1,230,000          1,321,524



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


Virginia Port Authority Commonwealth Port Fund Revenue Resolution 5.00% 7/1/12 (AMT)                      500,000            526,330
                                                                                                                             _______

                                                                                                                          11,437,553
                                                                                                                          __________
Water & Sewer Revenue Bonds - 2.32%
Clovis, California Public Financing Authority Wastewater Revenue 5.25% 8/1/30 (MBIA)                    1,000,000          1,056,920
Fulton County, Georgia Water & Sewer Revenue 5.25% 1/1/35 (FGIC)                                        1,500,000          1,578,930
Green Bay, Wisconsin Water Systems Revenue Refunding and Improvements Bonds
     5.25% 11/1/22 (FSA)                                                                                1,000,000          1,067,400
New York State Environmental Facilities Corporation State Clean Water and Drinking
     Water Revenue (New York City Municipal Water Finance Project Second Res) Series F
     5.00% 6/15/34                                                                                      1,000,000          1,032,030
                                                                                                                           _________

                                                                                                                           4,735,280
                                                                                                                          __________

Total Municipal Bonds (cost $190,285,977)                                                                                192,499,583
                                                                                                                         ___________
~ Variable Rate Demand Notes- 4.20%

Alexandria, Virginia Industrial Development Authority (Institutional Defense Analyses Project)
     3.51% 10/1/35 (AMBAC)                                                                              1,500,000          1,500,000
     3.51% 10/1/30 (AMBAC)                                                                              1,925,000          1,925,000
Boise City, Idaho Housing Authority Multifamily Revenue (Civic Plaza Housing Project) Series C
     3.300% 3/1/33                                                                                      1,195,000          1,195,000
California State Department of Water Resources Power Supply Subordinate Series G-10
     3.43% 5/1/18 (FGIC)                                                                                1,000,000          1,000,000
New Jersey Health Care Facilities Financing Authority Revenue (Computer Program)
     Series A1 3.44% 7/1/30                                                                             3,000,000          3,000,000
Northampton County, Pennsylvania Industrial Development Authority Revenue ( First
     Market-Kirkland Village) 3.46% 11/1/30                                                             1,875,000          1,875,000
                                                                                                                           _________

Total Variable Rate Demand Notes (cost $10,495,000)                                                                       10.495.000
                                                                                                                          __________

Total Market Value of Securities - 99.43%
     (cost $200,780,977)                                                                                                 202,994,583

Receivables and Other Assets Net of Liabilities (See Notes) - 0.57%                                                        1,170,091
                                                                                                                           _________

Net Assets Applicable to 17,992,717 Shares Outstanding - 100.00%                                                        $204,164,674
                                                                                                                        ____________

   $ Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated
     maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."

   ~ Variable rate security. The interest rate shown is the rate as of May 31, 2006.

Summary of Abbreviations:

AMBAC -Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
CDFI - Community Development Financial Institutions
CIFG - Insured by CDC IXIS Financial Guaranty
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
PFS - Insured by Permanent School Fund
RADIAN - Insured by Radian Asset Assurance
XLCA - Insured by XL Capital Assurance


________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Tax-Free Fund - Delaware Tax-Free USA Intermediate Fund (the "Fund").

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments

At May 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                     $200,780,977
                                        ____________

Aggregate unrealized appreciation          2,883,409

Aggregate unrealized depreciation           (669,803)
                                        ____________

Net unrealized appreciation             $  2,213,606
                                        ____________


For federal income tax purposes, at August 31, 2005, capital loss carryforwards of $360,422 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $63,767 expires in 2008, $290,864 expires in 2011 and $5,791 expires in 2012.


3. Credit and Market Risk

The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax tax-exempt investments. Such securities, if any, are identified on the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At May 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Schedule of Investments (Unaudited)


Delaware Tax-Free USA Fund


May 31, 2006


                                                                                                     Principal            Market
                                                                                                     Amount               Value

Municipal Bonds - 96.48%

Corporate-Backed Revenue Bonds - 10.45%
Alliance Airport Authority, Texas Special Facilities Revenue (Federal Express Corp. Project)
     4.85% 4/1/21 (AMT)                                                                               $2,000,000          $1,980,900
Brazos, Texas River Authority Pollution Control Revenue
     (Texas Utilities) 5.40% 5/1/29 (AMT)                                                              3,000,000           3,086,850
     ~ (TXU Energy Co. Project) Series B 6.30% 7/1/32 (AMT)                                            3,500,000           3,810,555
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp. Project) 5.90% 10/1/26                    1,695,000           1,723,442
@ Columbus, Kansas Industrial Revenue (ACE Electrical Acquisition) 7.00% 8/1/17 (AMT)                 800,000             210,000
Connecticut State Development Authority Pollution Control Revenue (Connecticut Light & Power)
     Series A 5.85% 9/1/28                                                                             4,000,000           4,206,880
Indianapolis, Indiana Airport Authority Revenue Special Facilities (Federal Express Corp. Project)
     5.10% 1/15/17 (AMT)                                                                               2,000,000           2,063,320
Indianapolis, Indiana Airport Authority Revenue Special Facilities Series 1998
     (Federal Express Corp. Project) 5.50% 5/1/29 (AMT)                                                2,000,000           2,043,700
Mississippi Business Finance Corporation Pollution Control Revenue
     (System Energy Resources, Inc. Project) 5.90% 5/1/22                                              3,000,000           3,020,430
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power & Light Co. Project)
     6.375% 11/1/29 (AMT)                                                                              4,250,000           4,580,693
     6.625% 12/1/24                                                                                    4,500,000           4,593,780
Phenix City, Alabama Industrial Development Board Environmental Improvement Revenue
     (Mead Westvaco Corp. Project) Series A 6.35% 5/15/35 (AMT)                                        3,000,000           3,213,000
~ Port Morrow, Oregon Pollution Control Revenue (Portland General Electric Co.) Series A 5.20% 5/1/33  2,000,000           2,051,700
Puerto Rico Industrial, Medical & Environmental Pollution Control Facilities Financing
     Authority Revenue (PepsiCo Inc. Project) 6.25% 11/15/13                                           1,250,000           1,298,550
Richmond County, Georgia Development Authority Environmental Improvement Revenue
     (International Paper Co. Project) Series B 5.95% 11/15/25 (AMT)                                   5,000,000           5,282,600
~ Sabine, Texas River Authority Pollution Control Revenue (Southwestern Electric Power Co.)
     6.10% 4/1/18 (MBIA)                                                                               4,000,000           4,084,200
Suffolk County, New York Industrial Development Agency Revenue
     (Keyspan-Port Jefferson Energy Center) 5.25% 6/1/27 (AMT)                                         3,500,000           3,584,560
~ Sweetwater County, Wyoming Pollution Control Revenue (Idaho Power Co. Project)
     Series A 6.05% 7/15/26                                                                            5,000,000           5,110,250
Sweetwater County, Wyoming Solid Waste Disposal Revenue (FMC Corp. Project)
     5.60% 12/1/35 (AMT)                                                                               5,000,000           5,225,850
                                                                                                                           _________

                                                                                                                          61,171,260
                                                                                                                          __________

Education Revenue Bonds - 5.68%
Chattanooga, Tennessee Health Educational & Housing Facilities Board Revenue
     (CDFI Phase I, LLC Project) Series A 5.125% 10/1/35                                               3,500,000           3,411,625
Illinois Educational Facilities Authority Student Housing Revenue
     (Educational Advancement Fund - University Center Project) 6.25% 5/1/30                           5,000,000           5,416,500
Illinois Financial Authority Revenue Series A 5.00% 4/1/36                                             2,600,000           2,614,872
Massachusetts State Health & Educational Facilities Authority Revenue
     (Harvard University) Series A 5.00% 7/15/36                                                       5,005,000           5,180,826
     (Nichols College Project) Series C
     6.00% 10/1/17                                                                                       950,000           1,001,329
     6.125% 10/1/29                                                                                    1,000,000           1,052,450
Milledgeville-Baldwin County, Georgia Development Authority Revenue
     (Georgia College & State University Foundation Project) 6.00% 9/1/33                              1,000,000           1,075,240
New Hampshire Higher Educational & Health Facilities Authority Revenue
     (New Hampton School Issue) 5.375% 10/1/28                                                         3,070,000           3,065,794
New Jersey State Educational Facilities Authority Revenue (Stevens Institute of Technology)
     Series B 5.25% 7/1/24                                                                             2,085,000           2,147,154
Texas University Revenue (FING System) Series B 5.00% 8/15/37                                          7,070,000           7,278,069
Vermont University & State Agriculture College 5.125% 10/1/37 (AMBAC)                                  1,000,000           1,030,160
                                                                                                                           _________

                                                                                                                          33,274,019
                                                                                                                          __________



Electric Revenue Bonds- 6.08%
Chelan County, Washington Public Utilities District #001 Consolidated Revenue
     (Chelan Hydro System) Series A 5.45% 7/1/37 (AMBAC) (AMT)                                         5,000,000           5,260,200
Long Island, New York Power Authority Electric Systems Revenue (Series B) 5.00% 12/1/35                1,770,000           1,814,108
Lower Colorado River Authority Texas Revenue Refunding Series A 5.875% 5/15/17 (AMBAC)                 4,000,000           4,264,280
Missouri Joint Municipal Electric Utility Commission Power Project (Plum Point Project)
     5.00% 1/1/34 (MBIA)                                                                               5,000,000           5,163,200
Orlando, Florida Utilities Commission Water & Electric Revenue 5.25% 10/1/20                           2,500,000           2,666,750
Puerto Rico Electric Power Authority Power Revenue Series II 5.25% 7/1/31                              6,000,000           6,153,000
Richmond, Virginia Public Utilities Revenue 5.00% 1/15/27 (FSA)                                       10,000,000          10,267,900
                                                                                                                          __________

                                                                                                                          35,589,438
                                                                                                                          __________

Escrowed to Maturity Bonds - 6.48%
Louisiana Public Facilities Authority Hospital Revenue (Southern Baptist Hospital, Inc.)
     8.00% 5/15/12                                                                                     4,930,000           5,568,287
New Jersey State Highway Authority Garden State Parkway General Revenue (Senior Parkway)
     5.50% 1/1/14 (FGIC)                                                                               5,000,000           5,508,600
     5.50% 1/1/15 (FGIC)                                                                               7,310,000           8,052,257
Oklahoma State Turnpike Authority Revenue (First Senior) 6.00% 1/1/22                                 13,535,000          16,085,401
Virgin Islands Public Finance Authority Revenue Series A 7.30% 10/1/18                                 2,200,000           2,706,814
                                                                                                                           _________

                                                                                                                          37,921,359
                                                                                                                          __________

Health Care Revenue Bonds - 18.07%
Akron Bath Copley, Ohio Joint Township Hospital District Revenue (Summa Health System)
     Series A 5.25% 11/15/31 (RADIAN)                                                                  3,000,000           3,111,840
California Statewide Communities Development Authority Revenue (Kaiser Permenante)
     5.25% 3/1/45                                                                                     11,000,000          11,299,089
Chatham County, Georgia Hospital Authority Revenue (Memorial Health Medical Center)
     Series A 6.125% 1/1/24                                                                            1,000,000           1,078,910
Cleveland-Cuyahoga County, Ohio Port Authority Revenue Senior Housing (St. Clarence)
     Series A 6.25% 5/1/38                                                                             1,500,000           1,503,150
Colorado Health Facilities Authority Revenue (Evangelical Lutheran) Series A 5.25% 6/1/34              3,000,000           3,065,430
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health Systems) Series A 5.50% 1/1/29                  7,500,000           7,899,150
Delaware County, Pennsylvania Industrial Development Authority Revenue Care Institute
     (Main Line Care Institute Project) 9.00% 8/1/31                                                   1,777,611           1,469,231
Duluth, Minnesota Economic Development Authority Health Care Facilities Revenue
     (Benedictine Health System St. Mary's Hospital) 5.25% 2/15/33                                     5,000,000           5,096,350
Florence County, South Carolina Hospital Revenue (McLeod Regional Medical Center Project)
     Series A 5.25% 11/1/27 (FSA)                                                                      2,355,000           2,487,657
Gainesville & Hall County, Georgia Development Authority Revenue Senior Living Facilities
     (Lanier Village Estates Project) Series C 7.25% 11/15/29                                          1,000,000           1,087,920
Henrico County, Virginia Economic Development Authority Revenue
     (Bon Secours Health System Inc.) Series A 5.60% 11/15/30                                          3,140,000           3,262,931
Highlands County, Florida Health Facilities Authority (Adventist Health System) Series C
     5.25% 11/15/36                                                                                    3,500,000           3,626,735
Illinois Finance Authority Revenue (Luther Oaks Project) Series A 6.00% 8/15/39                        2,000,000           2,045,120
Illinois Health Facilities Authority Revenue (Elmhurst Memorial Healthcare Project) 5.625% 1/1/28      2,000,000           2,080,100
Jacksonville, Florida Economic Development Community Health Care Facilities Revenue
     (Mayo Clinic) 5.00% 11/15/36                                                                      7,000,000           7,170,870
Johnson City, Tennessee Health and Educational Facilities Board Hospital Revenue First Meeting
     (Mountain States Health) Series A 5.50% 7/1/36                                                    3,000,000           3,116,310
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project) Series B
     5.50% 5/15/32                                                                                     1,500,000           1,534,290
Lucas County, Ohio Health Care Facility Revenue (Sunset Retirement Communities)
     Series A 6.625% 8/15/30                                                                           2,000,000           2,124,660
Maryland State Health & Higher Education Facilities Authority Revenue
     (Union Hospital of Cecil County) 5.00% 7/1/40                                                     2,345,000           2,358,343
Michigan State Hospital Finance Authority Revenue
     (Ascension Health Credit Group) Series B 5.25% 11/15/26                                           3,500,000           3,627,820
     (Oakwood Obligation Group) Series A 5.75% 4/1/32                                                  2,500,000           2,634,550
     (Trinity Health Credit) Series C 5.375% 12/1/30                                                   6,000,000           6,258,720
Multnomah County, Oregon Hospital Facilities Authority Revenue (Providence Health System)
     5.25% 10/1/22                                                                                     3,000,000           3,169,680
New York State Dormitory Authority
     (Catholic Health Services of Long Island- St. Francis Hospital Project) 5.10% 7/1/34              2,500,000           2,524,300
North Carolina Medical Care Commission Health Care Facilities Revenue
     (Pennybryn at Mayfield Project) Series A 6.125% 10/1/35                                           6,000,000           6,179,820
North Carolina Medical Care Commission Hospital Revenue (Northeast Medical Center Project)
     5.125% 11/1/34                                                                                    1,250,000           1,277,975


Orange County, Florida Health Facilities Authority Revenue Hospital (Orlando Regional Healthcare)
     Series B 5.125% 11/15/39                                                                          3,000,000           3,046,230
Prince William County, Virgina Industrial Development Authority Hospital Revenue
     (Potomac Hospital Corp.) 5.35% 10/1/36                                                            1,750,000           1,814,803
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities
     (Hospital Auxilio Mutuo Obligated Group) Series A 6.25% 7/1/24 (MBIA)                             1,200,000           1,201,416
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue
     (Trezevant Manor Project) Series A 5.625% 9/1/26                                                  2,500,000           2,490,175
South Miami, Florida Health Facilities Authority Hospital Revenue
     (Baptist Health South Florida Group) 5.25% 11/15/33                                               4,000,000           4,102,520
University Colorado Hospital Authority Revenue Series A 5.25% 11/15/39                                 2,000,000           2,040,680
                                                                                                                           _________

                                                                                                                         105,786,775
                                                                                                                         ___________

Housing Revenue Bonds - 1.07%
Milwaukee, Wisconsin Redevelopment Authority Multifamily Revenue (City Hall Square)
     6.30% 8/1/38 (FHA) (AMT)                                                                          1,455,000           1,512,080
New Mexico Mortgage Finance Authority
     Series B Class III 6.75% 7/1/25 (GNMA) (FNMA)                                                       255,000             256,178
     Series E 6.95% 1/1/26 (GNMA) (FNMA)                                                                 225,000             228,704
North Dakota State Housing Finance Agency Multifamily Revenue Series A 6.15% 12/1/17 (FNMA)            1,300,000           1,326,637
Puerto Rico Housing, Bank & Finance Agency Single Family Mortgage Revenue
     6.25% 4/1/29 (GNMA) (FNMA) (FHLMC) (AMT)                                                          1,240,000           1,260,832
Santa Fe, New Mexico Single Family Mortgage Revenue Series B -1 6.20% 11/1/16
     (GNMA) (FNMA) (AMT)                                                                                 175,000             178,122
Waukesha, Wisconsin Housing Authority Multifamily Revenue (Westgrove Woods)
     Series A 6.00% 12/1/31 (GNMA) (AMT)                                                               1,500,000           1,528,679
                                                                                                                           _________

                                                                                                                           6,291,232
                                                                                                                           _________

Lease Revenue Bonds - 5.19%
Battery Park, New York City Authority Revenue Series A 5.25% 11/1/22                                   2,250,000           2,406,533
California State Public Works Board Lease Revenue (Department of General Services-Butterfield)
     Series A 5.25% 6/1/30                                                                             2,750,000           2,869,185
Denver, Colorado Convention Center Hotel Authority Revenue 5.00% 12/1/35 (XLCA)                        6,500,000           6,672,380
Missouri State Development Finance Board Infrastructure Facilities Revenue
     (Branson Landing Project) Series A
     5.25% 12/1/19                                                                                     1,000,000           1,028,070
     5.50% 12/1/24                                                                                       980,000           1,021,562
     5.625% 12/1/28                                                                                    2,930,000           3,070,376
Puerto Rico Commonwealth Industrial Development Company General Purpose Revenue
     Series B 5.375% 7/1/16                                                                            1,000,000           1,033,560
Puerto Rico Public Buildings Authority Revenue (Government Facilities) Series I 5.25% 7/1/33          12,000,000          12,325,440
                                                                                                                          __________

                                                                                                                          30,427,106
                                                                                                                          __________

Local General Obligation Bonds - 5.59%
Boerne, Texas Independent School District Building
     5.25% 2/1/27 (PSF)                                                                                4,000,000           4,198,600
     5.25% 2/1/29 (PSF)                                                                                2,960,000           3,103,471
Henderson, Nevada Local Improvement Districts No. T-18 5.30% 9/1/35                                    3,475,000           3,487,962
Lewisville, Texas Independent School District Permanent School Fund 6.15% 8/15/21 (PSF)                2,160,000           2,303,618
New York City, New York
     Series G 5.00% 12/1/33                                                                            4,900,000           4,993,443
     Series H 6.125% 8/1/25                                                                              315,000             326,019
     Series I 5.00% 8/1/21                                                                             2,500,000           2,578,450
     Series I 5.125% 3/1/23                                                                            5,875,000           6,094,960
     Series J 5.25% 6/1/28                                                                             5,400,000           5,642,514
                                                                                                                           _________

                                                                                                                          32,729,037
                                                                                                                          __________

$ Pre-Refunded Bonds - 7.54%
Alexandria, Virginia Industrial Development Authority Revenue (Institute for Defense Analyses)
     Series A 5.90% 10/1/30-10 (AMBAC)                                                                 5,000,000           5,478,850
Cudahy, Wisconsin Community Development Authority Lease Revenue 6.00% 6/1/11-06                        1,000,000           1,000,000
Dover, Pennsylvania Area School District 5.375% 4/1/20-13 (FGIC)                                       2,435,000           2,650,790
Golden State, California Tobacco Securitization Corporation Settlement Revenue Series B
     5.50% 6/1/43-13                                                                                   7,500,000           8,247,225
     5.625% 6/1/38-13                                                                                  7,500,000           8,304,300
Maryland State Economic Development Corporation, Student Housing Revenue
     (University of Maryland College Park Project) 5.625% 6/1/35-13                                    1,125,000           1,232,640
Mississippi Development Bank Special Obligation (Madison County Hospital Project) 6.30% 7/1/22-09      2,070,000           2,256,962
New York City, New York Series H 6.125% 8/1/25-07                                                      4,685,000           4,864,436
Payne County, Oklahoma Economic Development Authority Student Housing Revenue
     (Collegiate Housing Foundation-Oklahoma State University) Series A 6.375% 6/1/30-11               4,000,000           4,455,040


Puerto Rico Commonwealth Public Improvement
     5.375% 7/1/21-07 (MBIA)                                                                              50,000              51,679
     Series A 5.125% 7/1/31-11                                                                         3,495,000           3,722,909
Southeast, Wisconsin Professional Baseball Park District Sales Tax Revenue 5.80% 12/15/26-07 (MBIA)    1,000,000           1,026,560
Wisconsin Housing & Economic Developing Authority Revenue 6.10% 6/1/21-17 (FHA)                          800,000             876,920
                                                                                                                             _______

                                                                                                                          44,168,311
                                                                                                                          __________

Special Tax Bonds - 7.68%
Middlesex County, New Jersey Improvement Authority Senior Revenue
     (Heldrich Center Hotel/Conference Project) Series A
     5.00% 1/1/32                                                                                      1,500,000           1,465,020
     5.125% 1/1/37                                                                                     1,500,000           1,488,480
New Jersey Economic Development Authority (Cigarette Tax) 5.75% 6/15/34                                2,000,000           2,111,120
New York City, New York Transitional Finance Authority (Future Tax) Series D 5.00% 2/1/31              5,000,000           5,132,150
New York State Dormitory Authority State Personal Income Tax Revenue Education 5.00% 3/15/31           5,200,000           5,376,592
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
     Series G 5.00% 7/1/42                                                                             6,750,000           6,727,320
     Series K 5.00% 7/1/35                                                                             2,500,000           2,501,700
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue Series B 5.00% 7/1/41  8,000,000           7,973,360
Puerto Rico Convention Center District Authority Revenue (Hotel Occupancy Tax)
     5.00% 7/1/31 (AMBAC)                                                                              6,250,000           6,493,125
Truth or Consequences, New Mexico Gross Receipts Tax Revenue 6.30% 7/1/16                              1,000,000           1,001,700
Westminster, Colorado Sales & Use Tax Revenue (Sales Tax Revenue Project) Series A
     5.60% 12/1/16                                                                                     4,500,000           4,700,250
                                                                                                                           _________

                                                                                                                          44,970,817
                                                                                                                          __________

State General Obligation Bonds - 13.26%
California State
     5.00% 2/1/26 (AMBAC)                                                                              4,570,000           4,701,525
     5.00% 2/1/33                                                                                      6,350,000           6,450,838
     5.25% 2/1/30 (MBIA)                                                                               3,500,000           3,683,960
Commonwealth of Pennsylvania State First Series
     5.00% 7/1/11                                                                                      5,955,000           6,295,031
     5.00% 7/1/13                                                                                      3,000,000           3,199,560
Illinois State Series A 5.00% 3/1/34                                                                   7,000,000           7,159,670
Maryland State & Local Facilities Land Capital Improvement Series A
     5.00% 8/1/11                                                                                      5,000,000           5,308,200
     5.00% 3/1/12                                                                                      8,000,000           8,524,400
     5.25% 3/1/13                                                                                     10,000,000          10,858,699
     5.50% 8/1/14                                                                                      5,000,000           5,555,350
Puerto Rico Commonwealth Public Improvement Series A
     5.125% 7/1/31                                                                                     6,880,000           6,933,251
     5.50% 7/1/19 (MBIA)                                                                               8,000,000           8,956,880
                                                                                                                           _________

                                                                                                                          77,627,364
                                                                                                                          __________

Transportation Revenue Bonds - 5.36%
Bay Area, California Toll Authority Revenue Series K 5.00% 4/1/31                                      7,100,000           7,342,039
Capital Trust Agency Florida Revenue
     (Fort Lauderdale/Cargo Acquisition Project) 5.75% 1/1/32 (AMT)                                    3,750,000           3,888,525
     (Orlando/Cargo Acquisition Project) 6.75% 1/1/32 (AMT)                                            2,395,000           2,562,003
Grapevine, Texas Industrial Development Corporate Revenue (Air Cargo) 6.50% 1/1/24 (AMT)                 920,000             988,328
Houston, Texas Industrial Development Corporate Revenue (Air Cargo) 6.375% 1/1/23 (AMT)                2,000,000           2,134,720
Metropolitan Transportation Authority New York Revenue Refunding Series A 5.00% 11/15/30 (FSA)         3,000,000           3,076,410
Port of Oakland, California Revenue Series K 5.75% 11/1/29 (FGIC) (AMT)                                3,500,000           3,689,385
South Carolina Transportation Infrastructure Bank Revenue Series A 5.00% 10/1/33 (AMBAC)               7,500,000           7,691,551
                                                                                                                           _________

                                                                                                                          31,372,961
                                                                                                                          __________

Water & Sewer Revenue Bonds - 4.03%
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/34 (FSA)                                             3,375,000           3,564,675
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue Series A
     5.125% 6/15/34                                                                                   12,125,000          12,495,055
     5.25% 6/15/34                                                                                     3,705,000           3,864,945
Virgin Islands Water & Power Authority Water System Revenue 5.50% 7/1/17                                 510,000             524,117
West Virginia State Water Development Authority Revenue (Loan Program III) Series A
     6.375% 7/1/39 (AMBAC) (AMT)                                                                       2,890,000           3,150,707
                                                                                                                           _________

                                                                                                                          23,599,499
                                                                                                                          __________

Total Municipal Bonds (cost $544,550,453)                                                                                564,929,178
                                                                                                                         ___________

~ Variable Rate Demand Notes - 3.22%

California State Kindergarten (University Public Project) Series A-8 3.44% 5/1/34
     (FSA) (LOC Citibank N.A.)                                                                         3,000,000           3,000,000
Chester County, Pennsylvania Industrial Development Authority Revenue
     (Archdiocese of Philadelphia) 3.54% 7/1/31 (LOC Wachovia Bank N.A.)                               4,300,000           4,300,000


Idaho Health Facilities Authority Revenue (St. Lukes Medical Center)
     3.59% 7/1/30 (FSA) (SPA Harris Trust & Savings Bank)                                              2,000,000           2,000,000
Lackawanna County, Pennsylvania Series B 3.49% 10/15/29 (FSA) (SPA Dexia Credit Local)                 1,500,000           1,500,000
Marietta, Georgia Housing Authority Multifamily Revenue (Wood Knoll Project)
     3.46% 7/1/24 (Freddie Mac)                                                                        4,075,000           4,075,000
Northampton County, Pennsylvania Industrial Development Authority Revenue
     (First Meeting-Kirkland Village) 3.46% 11/1/30 (LOC Fleet National Bank)                          1,000,000           1,000,000
University of Delaware Revenue Series B 3.54% 11/1/26 (SPA Landesbank Hessen)                          3,000,000           3,000,000
                                                                                                                           _________

Total Variable Rate Demand Notes (cost $18,875,000)                                                                       18,875,000
                                                                                                                          __________


Total Market Value of Securities - 99.70%

     (cost $563,425,453)                                                                                                 583,804,178

Receivables and Other Assets Net of Liabilities (See Notes) - 0.30%                                                        1,729,211
                                                                                                                           _________

Net Assets Applicable to 51,250,403 Shares Outstanding - 100.00%                                                        $585,533,389
                                                                                                                        ____________


   $ Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated
     maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."

   ~ Variable rate security. The interest rate shown is the rate as of May 31, 2006.

   @ Illiquid security. At May 31, 2006, the aggregate amount of illiquid securities equals $210,000, which represented 0.04% of the
     Fund's net assets. See Note 3 in "Notes."

Summary of Abbreviations:

AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
CDFI - Community Development Financial Institutions
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FHLMC - Insured by the Federal Home Loan Mortgage Corporation
FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
PSF - Insured by Permanent School Fund
RADIAN - Insured by Radian Asset Assurance
SPA - Stand-by Purchase Agreement
XLCA - Insured by XL Capital Assurance

____________________________________________________________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Tax-Free Fund - Delaware Tax-Free USA Fund (the "Fund").

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments

At May 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                                                 $563,436,705
                                                                    ____________

Aggregate unrealized appreciation                                     22,166,419
Aggregate unrealized depreciation                                    (1,798,946)
                                                                    ____________

Net unrealized appreciation                                         $ 20,367,473
                                                                    ____________

For federal income tax purposes, at August 31, 2005, capital loss carryforwards of $8,276,866 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $8,276,548 expires in 2008 and $318 expires in 2009.

3. Credit and Market Risk

The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax tax-exempt investments. Such securities, if any, are identified on the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At May 31, 2006, there were no Rule 144A securities. Illiquid securities have been identified on the Schedule of Investments.

Schedule of Investments (Unaudited)


Delaware Tax-Free Insured Fund
______________________________


May 31, 2006


                                                                                                     Principal            Market
                                                                                                     Amount               Value

Municipal Bonds - 95.55%

Corporate-Backed Revenue Bonds - 9.54%
Indianapolis, Indiana Airport Authority Revenue (Federal Express Corp. Project) 5.10% 1/15/17 (AMT)     $750,000            $773,745
Mason County, West Virginia Pollution Control Revenue (Appalachian Power Co.
     Project) Series K 6.05% 12/1/24 (AMBAC)                                                           3,000,000           3,236,340
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power & Light Co. Project) 6.375%
     11/1/29 (AMT)                                                                                       750,000             808,358
South Carolina Jobs Economic Development Authority Industrial Revenue (South
     Carolina Electric & Gas Co. Project) Series B 5.45% 11/1/32 (AMBAC) (AMT)                           500,000             521,840
                                                                                                                             _______

                                                                                                                           5,340,283
                                                                                                                           _________

Education Revenue Bonds - 12.81%
Amherst, New York Industrial Development Agency Civic Facilities Revenue (UBF
     Faculty Student Housing) Series A 5.75% 8/1/30 (AMBAC)                                            1,300,000           1,415,829
Illinois Educational Facilities Authority Student Housing Revenue (Educational
     Advancement Fund - University Center Project) 6.25% 5/1/34                                          500,000             508,435
Massachusetts State Development Finance Agency Revenue (Massachusetts College
     of Pharmacy Project) Series C 5.75% 7/1/33                                                          500,000             524,660
New York State Dormitory Authority Revenue (Fashion Institute Student Housing Corp.) 5.00%
     7/1/13 (FGIC)                                                                                     1,000,000           1,066,520
Oregon State Facilities Authority Revenue (College Independent Student Housing
     Project) Series A 5.25% 7/1/30 (XLCA)                                                             1,000,000           1,051,190
Pennsylvania State Higher Educational Facilities Authority Revenue (Widener University)
     5.375% 7/15/29                                                                                    1,000,000           1,037,950
University of Central Florida Athletics Association Certificates of Participation Series A 5.25%
     10/1/34 (FGIC)                                                                                      500,000             524,620
University of Massachusetts Building Authority Revenue (Refunding-Senior) Series 2 5.00%
     11/1/25 (AMBAC)                                                                                   1,000,000           1,043,070
                                                                                                                           _________

                                                                                                                           7,172,274
                                                                                                                           _________

Electric Revenue Bonds - 4.70%
Lower Colorado River Authority Texas Revenue Refunding Series A 5.875% 5/15/17 (AMBAC)                 1,500,000           1,599,105
Missouri Joint Municipal Electric Utility Commission Power Project (Plum Point Project) 5.00%
     1/1/34 (MBIA)                                                                                     1,000,000           1,032,640
                                                                                                                           _________

                                                                                                                           2,631,745
                                                                                                                           _________

Escrowed to Maturity Bonds - 1.98%
New Jersey State Highway Authority Garden State Parkway General Revenue (Senior
     Parkway) 5.50% 1/1/16 (FGIC)                                                                      1,000,000           1,107,900
                                                                                                                           _________

                                                                                                                           1,107,900
                                                                                                                           _________
Health Care Revenue Bonds - 6.08%
Colorado Health Facilities Authority Revenue (Evangelical Lutheran) Series A 5.25% 6/1/34              1,275,000           1,302,808
Florence County, South Carolina Hospital Revenue (McLeod Regional Medical Center
     Project) Series A 5.25% 11/1/27 (FSA)                                                             1,000,000           1,056,330
Knox County, Tennessee Health Educational & Housing Facilities Board Hospital
     Revenue (East Tennessee Hospital Project) Series B 5.75% 7/1/33                                   1,000,000           1,044,530
                                                                                                                           _________

                                                                                                                           3,403,668
                                                                                                                           _________

Housing Revenue Bonds - 10.99%
Franklin County, Ohio Multi Family Revenue (Alger Green) Series A 5.80% 5/20/44 (GNMA) (AMT)           1,150,000           1,192,861
Illinois Development Finance Authority Revenue (Section 8) Series A 5.80% 7/1/28 (FHA) (MBIA)          2,790,000           2,868,399
Illinois Housing Development Authority Multi Family Revenue (Crystal Lake
     Preservation) Series A-1 5.80% 12/20/41 (GNMA)                                                    2,000,000           2,092,320
                                                                                                                           _________

                                                                                                                           6,153,580
                                                                                                                           _________

Lease Revenue Bonds - 6.92%
Golden State, California Tobacco Securitization Corporation Settlement Revenue Series A 5.00%
     6/1/21 (AMBAC)                                                                                    1,000,000           1,029,740
Loudoun County, Virginia Industrial Development Authority Public Safety Facility Lease
     Revenue Series A 5.25% 12/15/23 (FSA)                                                               700,000             746,494
Missouri State Development Finance Board Infrastructure Facilities Revenue (Branson
     Landing Project) Series A 5.50% 12/1/24                                                           1,000,000           1,042,410
~ Puerto Rico Public Buildings Authority Revenue (Government Facilities) Series J 5.00% 7/1/36
     (AMBAC)                                                                                           1,000,000           1,057,090
                                                                                                                           _________

                                                                                                                           3,875,734
                                                                                                                           _________

Local General Obligation Bonds - 7.32%
Melrose Park, Illinois Tax Increment Series B 6.00% 12/15/19 (FSA)                                     1,250,000           1,358,475
Powell, Ohio 5.50% 12/1/32 (FGIC)                                                                      2,000,000           2,152,680
St. Clair County, Michigan 5.00% 4/1/21 (AMBAC)                                                          565,000             588,555
                                                                                                                             _______

                                                                                                                           4,099,710
                                                                                                                           _________

$ Pre-Refunded Bonds - 10.53%
Alexandria, Virginia Industrial Development Authority Revenue (Institute for Defense
     Analyses) Series A 5.90% 10/1/30-10 (AMBAC)                                                       1,000,000           1,095,770


Golden State, California Tobacco Securitization Corporation Settlement Revenue Series B 5.50%
     6/1/43-13                                                                                         1,000,000           1,099,630
Jackson, Ohio Local School District (Stark & Summit Counties) School Facilities
     Construction & Improvement 5.625% 12/1/25-10 (FSA)                                                1,000,000           1,078,180
Massachusetts State Industrial Finance Agency Revenue Higher Education (Clark
     University Project) 6.10% 7/1/16-06                                                               1,250,000           1,277,550
Vancouver, Washington Limited Tax 5.50% 12/1/25-10 (AMBAC)                                             1,250,000           1,340,775
                                                                                                                           _________

                                                                                                                           5,891,905
                                                                                                                           _________

Special Tax Bonds - 5.80%
New Jersey Economic Development Authority (Cigarette Tax) 5.50% 6/15/31                                1,000,000           1,039,110
New York State Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)                             1,000,000           1,065,790
Tampa, Florida Sports Authority Revenue Sales Tax (Tampa Bay Arena Project) 5.75% 10/1/20 (MBIA)       1,000,000           1,143,360
                                                                                                                           _________

                                                                                                                           3,248,260
                                                                                                                           _________

State General Obligation Bonds - 3.84%
California State 5.00% 2/1/26 (AMBAC)                                                                  1,000,000           1,028,780
Puerto Rico Commonwealth Public Improvement Series A 5.50% 7/1/19 (MBIA)                               1,000,000           1,119,610
                                                                                                                           _________

                                                                                                                           2,148,390
                                                                                                                           _________

Transportation Revenue Bonds - 3.74%
Dallas-Fort Worth, Texas International Airport Revenue Series A 5.50% 11/1/31 (FGIC) (AMT)             1,500,000           1,575,750
Pennsylvania State Turnpike Commission Revenue Series A 5.00% 12/1/34 (AMBAC)                            500,000             515,535
                                                                                                                             _______

                                                                                                                           2,091,285
                                                                                                                           _________

Water & Sewer Revenue Bonds - 11.30%
Atlanta, Georgia Water & Waste Water Revenue 5.00% 11/1/18 (FSA)                                       1,000,000           1,050,040
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/34 (FSA)                                             1,000,000           1,056,200
Clovis, California Public Financing Authority Wastewater Revenue 5.25% 8/1/30 (MBIA)                   1,000,000           1,056,920
Fulton County, Georgia Water & Sewer Revenue 5.25% 1/1/35 (FGIC)                                       1,000,000           1,052,620
Green Bay, Wisconsin Water Systems Revenue Refunding and Improvements Bonds 5.25% 11/1/22 (FSA)        1,000,000           1,067,400
New York City, New York Municipal Water Finance Authority Water & Sewer
     System Revenue Series B 5.00% 6/15/23 (FSA)                                                       1,000,000           1,041,960
                                                                                                                           _________

                                                                                                                           6,325,140
                                                                                                                           _________

Total Municipal Bonds (cost $51,390,652)                                                                                  53,489,874
                                                                                                                          __________
~ Variable Rate Demand Note - 2.68%

Alexandria, Virginia Industrial Development Authority (Institutional Defense Analysis Project)
     3.51% 10/1/35 (AMBAC)                                                                             1,500,000           1,500,000
                                                                                                                           _________

Total Variable Rate Demand Note (cost $1,500,000)                                                                          1,500,000
                                                                                                                           _________

Total Market Value of Securities - 98.23%
     (cost $52,890,652)                                                                                                   54,989,874

Receivables and Other Assets Net of Liabilities (See Notes) - 1.77%                                                          992,638
                                                                                                                             _______

Net Assets Applicable to 5,188,116 Shares Outstanding - 100.00%                                                          $55,982,512
                                                                                                                         ___________

   $ Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated
     maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."

   ~ Variable rate security. The interest rate shown is the rate as of May 31, 2006.


Summary of Abbreviations:

AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
XLCA - Insured by XL Capital Assurance
____________________________________________________________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Tax-Free Fund - Delaware Tax-Free Insured Fund (the "Fund").

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments

At May 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                                                 $52,890,652
                                                                    ___________

Aggregate unrealized appreciation                                     2,210,747
Aggregate unrealized depreciation                                      (111,525)
                                                                    ____________

Net unrealized appreciation                                         $  2,099,222
                                                                    ____________


3. Credit and Market Risk

The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market value of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are identified on the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement. Tax-Free insured Funds will purchase escrow secured bonds without additional insurance only where the escrow is invested in securities of the U.S. government or agencies or instrumentalities of the U.S. government.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At May 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Item 2. Controls and Procedures.

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:


                                  CERTIFICATION
                                  _____________

I, Jude T. Driscoll, certify that:

1.     I have reviewed this report on Form N-Q of Delaware Group Tax Free
       Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

       (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

       (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

       (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

       (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

       (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

       (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Jude T. Driscoll
________________________

By:    Jude T. Driscoll
Title: Chief Executive Officer
Date:  July 26, 2006

                                  CERTIFICATION
                                  _____________

I, Michael P. Bishof, certify that:

1.     I have reviewed this report on Form N-Q of Delaware Group Tax Free
       Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

       (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

       (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

       (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

       (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

       (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

       (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Michael P. Bishof
________________________

By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  July 26, 2006

                                   SIGNATURES
                                   __________

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Delaware Group Tax Free Fund

Jude T. Driscoll
_______________________

By:    Jude T. Driscoll
Title: Chief Executive Officer
Date:  July 26, 2006


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Jude T. Driscoll
________________________

By:    Jude T. Driscoll
Title: Chief Executive Officer
Date:  July 26, 2006

Michael P. Bishof
________________________

By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  July 26, 2006